Common Stock	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common Stock

Note 8 — Common Stock

Stock-Based Plan Descriptions and Share Information
Prior to the completion of the Merger, Cleco had two stock-based compensation plans: the ESPP and the LTIP. As a result of the completion of the Merger, the ESPP and the LTIP were terminated. For more information about the Merger, see Note 3 — “Business Combinations.”

Employee Stock Purchase Plan
Prior to October 17, 2014, regular, full-time, and part-time employees of Cleco Corporation and its participating subsidiaries, except officers, general managers, and employees who owned 5% or more of Cleco Corporation’s stock, were eligible to participate in the ESPP. No trust or other fiduciary account was established in connection with the ESPP. Shares of common stock were purchased at a 5% discount of the fair market value as of the last trading day of each calendar quarter. A participant could purchase a maximum of 125 shares per offering period. Dividends received on shares were automatically reinvested as required by the dividend reinvestment plan (DRIP) provisions of the ESPP.
A maximum of 734,000 shares of common stock was available to be purchased under the ESPP, subject to adjustment for changes in the capitalization of Cleco Corporation. The Compensation Committee of Cleco Corporation’s Board of Directors monitored the ESPP. The Compensation Committee and the Board of Directors possessed the authority to amend the ESPP, but shareholder approval was required for any amendment that increased the number of shares covered by the ESPP. As stated above, the ESPP plan was terminated upon completion of the Merger.

Long-Term Incentive Compensation Plan
Prior to the completion of the Merger, stock options, restricted stock, also known as non-vested stock, common stock equivalent units, and stock appreciation rights were available to be granted or awarded to certain officers, key employees, or directors of Cleco Corporation and its affiliates under the LTIP. On December 31, 2009, the 2000 LTIP expired and no further grants or awards were made under this plan. During 2015, all restrictions on non-vested shares previously awarded pursuant to the 2000 LTIP had lapsed.
With shareholder approval, the 2010 LTIP became effective January 1, 2010. Under this plan, a maximum of 2,250,000 shares of Cleco Corporation’s common stock was available to be granted or awarded. During 2015, Cleco granted 9,611 shares of stock to directors of Cleco pursuant to the LTIP. All of these shares vested immediately upon award and were issued from shares previously purchased through Cleco’s common stock repurchase program. As stated above, the LTIP plan was terminated upon completion of the Merger.

Non-Vested Stock and Common Stock Equivalent Units
Prior to the completion of the Merger, Cleco granted non-vested stock to certain officers, key employees, and directors. Because it was only to be settled in shares of Cleco Corporation common stock, non-vested stock was classified as equity. Recipients of non-vested stock had full voting rights of a stockholder. At the time restrictions lapsed, the accrued dividend equivalent units were paid to the recipient only to the extent that target shares vested.
In order to vest, the non-vested stock required the satisfaction of a service requirement and a market-based requirement. Recipients of non-vested stock were eligible to receive opportunity instruments if certain market-based measures were exceeded. Cleco also awarded non-vested stock with only a service period requirement to certain employees and directors. These awards required the satisfaction of a predetermined service period in order for the shares to vest.
During the predecessor period January 1, 2016, through April 12, 2016, Cleco granted no shares of non-vested stock pursuant to the LTIP. As a result of the Merger on April 13, 2016, all unvested shares outstanding under the LTIP that were granted prior to January 1, 2015, vested at target and were paid out in cash to plan participants. Unvested shares that were granted during 2015 were prorated to the target amount and paid out in cash to plan participants in accordance with the terms of the Merger Agreement.
A summary of non-vested stock activity during 2016 is presented in the following table:

	PREDECESSOR
	SHARES	WEIGHTED-AVERAGE GRANT-DATE FAIR VALUE
Non-vested at Jan. 1, 2016	269,988	$48.11
Vested	(217,588)	$46.53
Forfeited	(52,400)	$54.64
Non-vested at Apr. 12, 2016	—	$—

The fair value of shares of non-vested stock that vested during the predecessor period January 1, 2016, through April 12, 2016, was $10.1 million. The fair value of shares of non-vested stock that vested during the predecessor years ended December 31, 2015, and 2014 was $3.3 million and $5.6 million, respectively.
The fair value of shares of non-vested stock granted during 2015 and 2014 under the LTIP was estimated on the date of grant and the expense was calculated using the Monte Carlo simulation model with the assumptions listed in the following table:

	PREDECESSOR
	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Expected term (in years) (1)	3.0	3.0
Volatility of Cleco stock (2)	15.8%	17.3%
Correlation between Cleco stock volatility and peer group	63.1%	66.5%
Expected dividend yield	2.9%	3.0%
Weighted average fair value (Monte Carlo model)	$45.60	$54.58
(1) The expected term was based on the service period of the award.
(2) The volatility rate is based on historical stock prices over an appropriate period, generally equal to the expected term.

Stock-Based Compensation
During 2016, 2015, and 2014, Cleco did not modify any of the terms of outstanding awards. Cleco recognized stock-based compensation expense for these provisions in accordance with the non-substantive vesting period approach.
Prior to the completion of the Merger, Cleco recorded compensation expense for all non-vested stock. Assuming achievement of vesting requirements was probable, stock-based compensation expense of non-vested stock was recorded during the service periods, which were generally three years. All stock-based compensation cost was measured at the grant date based on the fair value of the award and was recognized as an expense in the income statement over the requisite service period of the award. Awards that vest pro rata during the requisite service period that contain only a service condition were defined as having a graded vesting schedule and could have been treated as multiple awards with separate vesting schedules. However, Cleco elected to treat grants with graded vesting schedules as one award and recognized the related compensation expense on a straight-line basis over the requisite service period.
In April 2016, Cleco incurred $2.3 million of merger expense due to accelerated vesting of the LTIP shares.
The ESPP did not contain optionality features beyond those listed by the authoritative guidance on stock-based compensation. Therefore, Cleco was not required to recognize a fair-value expense related to the ESPP.
Cleco and Cleco Power reported pretax compensation expense for their share-based compensation plans as shown in the following tables:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	APR. 13, 2016 - DEC. 31, 2016	JAN. 1, 2016 - APR. 12, 2016	FOR THE YEAR ENDED DEC. 31, 2015	FOR THE YEAR ENDED DEC. 31, 2014
Equity classification
Non-vested stock (1)	$—	$3,241	$6,110	$6,308
Tax benefit	$—	$1,247	$2,351	$2,427
(1) For each of the years ended December 31, 2015, and 2014, compensation expense included in Cleco’s Consolidated Statements of Income related to non-forfeitable dividends paid on non-vested stock that was not expected to vest was $0.1 million. For the predecessor period January 1, 2016, through April 12, 2016, compensation expense included in Cleco’s Consolidated Statements of Income related to non-forfeitable dividends paid on non-vested stock that was not expected to vest was less than $0.1 million.

Cleco Power
		FOR THE YEAR ENDED DEC. 31,
(THOUSANDS)	2016	2015	2014
Equity classification
Non-vested stock	$997	$2,000	$2,004
Tax benefit	$384	$770	$771

The amount of stock-based compensation capitalized in property, plant, and equipment on Cleco’s Consolidated Balance Sheets for the predecessor periods January 1, 2016, through April 12, 2016, and January 1, 2015, through December 31, 2015, was $0.6 million and $0.8 million, respectively. The amount of stock-based compensation capitalized in property, plant, and equipment on Cleco Power’s Consolidated Balance Sheets for the years ended December 31, 2016, and 2015 was $0.6 million and $0.7 million, respectively.

Common Stock Repurchase Program
Prior to the completion of the Merger, Cleco Corporation had a common stock repurchase program that authorized management to repurchase shares of common stock. During the predecessor periods January 1, 2016, through April 12, 2016, and January 1, 2015, through December 31, 2015, no shares of common stock were repurchased. During the predecessor year ended December 31, 2014, 250,000 shares of common stock were repurchased. Upon completion of the Merger on April 13, 2016, the common stock repurchase program was terminated. For more information about the Merger, see Note 3 — “Business Combinations.”